Organization and Significant Accounting Policies, Operating Leases (Details) - Office Space in Cambridge, Massachusetts [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Annual Future Minimum Payments under Operating Lease [Abstract]
2018	$ 486
2019	250
2020	84
Total minimum payments	820
Rent expense	677	$ 435	$ 183
Deferred rent balance	$ 39	$ 54